Annual Total Returns - Macquarie Tax-Free Minnesota Fund - Class A	Aug. 31, 2024
Bar Chart Table:
Annual Return Caption	Calendar year-by-year total return (Class A)
2014	9.10%
2015	3.16%
2016	0.19%
2017	4.53%
2018	0.40%
2019	6.66%
2020	3.66%
2021	2.13%
2022	(9.80%)
2023	4.51%